Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income [Abstract]
Cash flow hedges adjustment, tax	$ 153	$ (50)	$ (136)
Pension adjustment, tax amount	$ 226	$ (3,675)	$ 1,040